Fair Value Measurement (Details Narrative) (10-KT) - $ / shares	Jun. 30, 2018	May 10, 2018	Mar. 31, 2018	Feb. 13, 2018	Dec. 31, 2017	Jan. 13, 2017
Warrant exercise price adjustment		$ 4.80		$ 4.25	$ 4.25	$ 4.80
Minimum [Member]
Warrant exercise price adjustment	$ 4.25		$ 4.25
Maximum [Member]
Warrant exercise price adjustment	$ 6.90		$ 6.9